Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Cash flows from operating activities
Profit for the period	€ 89.8	€ 105.4
Adjustments for:
Exceptional items	32.0	35.9
Share based payments expense	4.1	5.0
Depreciation and amortization	50.3	46.3
Loss on disposal and impairment of property, plant and equipment	0.4	0.4
Net finance costs	51.0	43.5
Taxation	20.5	24.2
Operating cash flow before changes in working capital, provisions and exceptional items	248.1	260.7
(Increase)/decrease in inventories	(27.9)	14.5
Increase in trade and other receivables	(91.0)	(81.1)
Increase/(decrease) in trade and other payables	56.4	(22.4)
Decrease in employee benefits and other provisions	(1.0)	(0.6)
Cash generated from operations before tax and exceptional items	184.6	171.1
Payments relating to exceptional items	(30.8)	(40.8)
Tax paid	(33.6)	(19.0)
Net cash generated from operating activities	120.2	111.3
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(37.1)	(39.9)
Interest received	2.4	3.7
Net cash used in investing activities	(34.7)	(36.2)
Cash flows from financing activities
Repurchase of ordinary shares	(100.5)	(19.2)
Dividends paid, classified as financing activities	(48.4)	(45.1)
Payments related to shares withheld for taxes	6.6	4.6
Payment of lease liabilities	(17.0)	(14.6)
Payment of financing fees	(0.2)	(1.7)
Interest paid	(51.6)	(60.8)
Net cash used in financing activities	(224.3)	(146.0)
Net decrease in cash and cash equivalents	(138.8)	(70.9)
Cash and cash equivalents at beginning of period	266.6
Cash and cash equivalents at beginning of period	403.3	399.7
Effect of exchange rate fluctuations	2.1	(1.1)
Cash and cash equivalents at end of period	€ 266.6	€ 327.7